Consolidated Statements of Shareholders (Deficit) Equity - CAD ($)	Total	Common Shares	Common Shares Issuable	Reserves	Accumulated Other Comprehensive Income Foreign Currency Translation	Deficit	Stockholders Deficit	Non Controlling Interest
Balance, shares at Jan. 31, 2020		17,208,112
Balance, amount at Jan. 31, 2020	$ 2,656,561	$ 37,519,448		$ 19,625,602	$ 172,027	$ (54,660,516)	$ 2,656,561
Statement [Line Items]
Common shares issued for services, shares		1,235,399
Common shares issued for services, amount	1,351,807	$ 1,762,813		(411,006)			1,351,807
Common shares and warrants issued for cash, net (Notes 12(n)), shares		716,725
Common shares and warrants issued for cash, net (Notes 12(n)), amount	1,289,343	$ 1,185,794		103,549			1,289,343
Common shares issued for asset acquisitions (Notes 6, 12(m) and 12(r)), shares		31,550,572
Common shares issued for asset acquisitions (Notes 6, 12(m) and 12(r)), amount	22,861,128	$ 22,760,816		100,312			22,861,128
Common shares issued on exercise of special warrants and warrants (Notes 12(q) and 12(t)), shares		646,000
Common shares issued on exercise of special warrants and warrants (Notes 12(q) and 12(t)), amount	189,600	$ 339,600		(150,000)			189,600
Common shares issued on conversion of convertible debenture (Note 12(s)), shares		89,034
Common shares issued on conversion of convertible debenture (Note 12(s)), amount	102,389	$ 102,389					102,389
Equity component of convertible debentures	12,671			12,671			12,671
Special warrants issued for cash, net (Note 12(q))	2,510,784			2,510,784			2,510,784
Share-based payments (Note 15)	826,632			826,632			826,632
Foreign currency translation adjustment of foreign operations	(62,380)				(62,380)		(62,380)
Net Income (Loss)	(36,350,790)					(36,350,790)	(36,350,790)
Balance, shares at Jan. 31, 2021		51,445,842
Balance, amount at Jan. 31, 2021	(4,612,255)	$ 63,670,860		22,618,544	109,647	(91,011,306)	(4,612,255)
Statement [Line Items]
Share-based payments (Note 15)	1,231,400			1,231,400			1,231,400
Foreign currency translation adjustment of foreign operations	139,819				139,819		139,819
Net Income (Loss)	(12,159,174)					(12,159,174)	(12,159,174)
Common shares issued for services, shares		427,069
Common shares issued for services, amount	115,500	$ 143,850		(28,350)			115,500
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(e)), shares		23,724
Common shares and warrants issued for cash, net (Notes 12(f), 12(i), 12(j), 12(k) and 12(l)), amount	12,625,720	$ 11,465,829		1,159,891			12,625,720
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 12(f), 12(i) and 12(j)), amount	(1,185,015)	$ (2,081,480)		896,465			(1,185,015)
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 12(f), 12(i) and 12(j)), shares		1,212,115
Common shares and warrants issued for cash, net (Notes 12(f), 12(i), 12(j), 12(k) and 12(l)), shares		25,760,190
Common shares issued on exercise of special warrants (Note 12(g)), amount		$ 2,794,868		(2,794,868)
Issue costs (Note 12(h))	(77,184)	(77,184)					(77,184)
Issue costs of special warrants (Note 12(g))		$ 572,565		572,565
Common shares issued on exercise of special warrants (Note 12(g)), shares		6,372,298
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(e)), amount	40,331	$ 40,331					40,331
Balance, shares at Jan. 31, 2022		85,241,238
Balance, amount at Jan. 31, 2022	(3,880,858)	$ 75,384,509		23,655,647	249,466	(103,170,480)	(3,880,858)
Statement [Line Items]
Foreign currency translation adjustment of foreign operations	(17,990)				(18,463)		(18,463)	$ 473
Net Income (Loss)	(9,372,772)					(9,016,201)	(9,016,201)	(356,571)
Common shares issued for services, shares		162,500
Common shares issued for services, amount	29,737	$ 46,587		(16,850)			29,737
Common shares issued for cash (Note 12(c)), amount	807,604	$ 647,166					647,166	160,438
Common shares issued for cash (Note 12(c)), shares		3,160,000
Subscriptions received (Note 12(d))	502,576		$ 74,000				74,000	428,576
Common shares issued for conversion of debenture (Notes 12(b)), amount	288,128	$ 493,253		(205,125)			288,128
Debt modification (Note 10)	197,205			197,205			197,205
Common shares issued for conversion of debenture (Notes 12(b)), shares		1,540,135
Share-based payments (Notes 13(b) and 15)	951,065			951,065			951,065
Reduction of controlling interest without change in control (Note 16)	2,961,835							2,961,835
Balance, shares at Jan. 31, 2023		90,103,873
Balance, amount at Jan. 31, 2023	$ (7,533,470)	$ 76,571,515	$ 74,000	$ 24,581,942	$ 231,003	$ (112,186,681)	$ (10,728,221)	$ 3,194,751